GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

NOTE 15:- GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following table presents total revenues for the years ended December 31, 2016, 2015 and 2014, and property and equipment, net as of December 31, 2016 and 2015, by geographic area:

1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2016	2015	2014
Americas, principally U.S.	$847,458	$791,568	$729,933
Europe	627,524	595,850	550,811
Asia-Pacific, Middle-East and Africa	266,319	242,420	215,072

	$1,741,301	$1,629,838	$1,495,816

2.	Property and equipment, net:

	December 31,
	2016	2015
Israel	$56,682	$44,138
U.S.	2,952	3,005
Rest of the world	2,225	1,549

	$61,859	$48,692

b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2016, 2015 and 2014 by product lines:

	Year ended December 31,
	2016	2015	2014
Product and licenses:
Network security Gateways	$516,254	$485,778	$469,097
Other*)	56,710	70,014	51,215

	572,964	555,792	520,312
Subscriptions:
Network security Gateways	389,885	318,624	265,021
Software updates and maintenance	778,452	755,422	710,483

Total revenues	$1,741,301	$1,629,838	$1,495,816

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

c.	Financial income, net:

	Year ended December 31,
	2016	2015	2014
Financial income:
Interest income	$69,425	$67,581	$65,497
Realized gain on sale of marketable securities, net	2,993	16	288

	72,418	67,597	65,785

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	23,388	29,622	33,021
Foreign currency re-measurement loss	2,658	485	1,844
Others	1,970	3,417	2,158

	28,016	33,524	37,023

	$44,402	$34,073	$28,762